(Loss) earnings per share	9 Months Ended
May 31, 2024
Notes and other explanatory information [abstract]
(Loss) earnings per share

11.	(Loss) earnings per share

	Three months ended May 31,		Nine months ended May 31,
	2024	2023	2024	2023
Net (loss) income attributable to shareholders	$(2,639)	$(1,264)	$(2,525)	$849
Weighted average number of common shares for purposes of basic EPS(1)	290,792,725	284,205,392	289,148,445	281,536,777
Effect of dilutive stock options, warrants, RSUs and share awards	-	-	-	4,056,778
Weighted average number of common shares for purposes of diluted EPS(1)	290,792,725	284,205,392	289,148,445	285,593,555
(1)	The weighted average number of common shares for basic and diluted EPS include 10.0 million gross number of vested, but unissued, common shares relating to common share awards.

For the nine months ended May 31, 2024, the weighted average number of common shares for diluted EPS excluded 15.4 million stock options, 2.3 million RSUs, and 36.2 million warrants that were anti-dilutive for the period (2023 – 7.4 million stock options and 42.0 million warrants).